Trade payables	12 Months Ended
Dec. 31, 2017
Trade payables
Trade payables

24Trade payables

	2017	2016

Local currency
Related parties	11,552	5,416
Third parties	1,557,663	844,914
Foreign currency
Third parties (i)	1,541,247	1,016,501

	3,110,462	1,866,831

(i)

We have a long-term take or pay supply agreement of hardwood pulp with Klabin with special conditions in terms of volume, exclusivity, guarantees and payment terms up to 360 days, whose prices were practiced in market conditions, as established in the agreement. As at December 31, 2017, the amount of R$ 1,392,072  (R$ 740,196 as at December 31, 2016) refers to pulp purchases of the contract abovementioned.